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                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY

                       MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT D

                          SUPPLEMENT DATED JULY 1, 2005
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2005
                                       FOR
                           MERRILL LYNCH IRA ANNUITY(SM)
                     MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)

                          ML LIFE INSURANCE COMPANY OF
                                    NEW YORK

                         ML OF NEW YORK VARIABLE ANNUITY
                               SEPARATE ACCOUNT D

                          SUPPLEMENT DATED JULY 1, 2005
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2005
                                       FOR
                           MERRILL LYNCH IRA ANNUITY(SM)
                     MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM)
                                  (IRA SERIES)


This supplement describes a name change for a fund currently available under the Merrill Lynch IRA Annuity(SM) and Merrill Lynch Investor Choice Annuity(SM) (IRA Series) contracts issued by Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective July 1, 2005, the name of the Merrill Lynch U.S. Government Mortgage Fund changed to the MERRILL LYNCH U.S. GOVERNMENT FUND. The investment objective and strategy of the Fund have not changed.

                                   *    *    *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.